(7) Warrants: Warrant Activity, December 31, 2011 and 2012 (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Warrant Activity, December 31, 2011 and 2012

Below is a summary of warrant activity during the years ended December 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2011	3,362,708	$ 1.36
Granted in 2011	869,800	$ 1.31
Exercised in 2011	-	$ -
Cancelled in 2011	(250,000)	$ 0.55
Outstanding at December 31, 2011	3,982,508	$ 1.40	2.71	$ 130,667
Granted in 2012	72,098	$ 1.39
Exercised in 2012	-	$ -
Cancelled in 2012	(1,600,000)	$ 1.50
Outstanding at December 31, 2012	2,454,606	$ 1.34	1.85	$ 228,983

Warrants exercisable at December 31, 2012	2,254,606	$ 1.37	1.85	$ 226,983